Earnings Per Share - Summary of Earnings Per Share (Detail) - ARS ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
Income attributable to shareholders of the group	$ (3,028,003)	$ (754,370)
Weighted average of ordinary shares (thousands)	456,722	392,832
Income per share	$ (6.63)	$ (1.92)